ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable

	As at December 31, 2017	As at December 31, 2016
Accounts payable	$760	$749
Accruals	299	335
	$1,059	$1,084